Investment in associate - Schedule of Investment in Associate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Associates [Abstract]
Initial investment			$ 21,636
Adjustment to the investment SCL			(13,475)
Beginning Balance	$ 35	$ 11,016
Share of loss of associate	79	(947)	2,855
Payment of capital reduction 2018		(10,034)
Ending Balance	$ 114	$ 35	$ 11,016